Transactions in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2023
Transactions in foreign currency [Abstract]
Schedule of Assets and Liabilities	As of December 31, 2023, 2022 and 2021, the Group had the following assets and liabilities in United States dollars:
	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Assets
Cash and cash equivalents	5,887	4,426	51,343
Trade and other receivables	3,259	3,262	4,946
Advances to suppliers for work in progress	4,829	18,899	10,175
	13,975	26,587	66,464

Liabilities
Trade and other payables	(19,082)	(18,399)	(10,356)
Interest-bearing loans and borrowings	-	(131,612)	(149,612)
	(19,082)	(150,011)	(159,968)
Cross currency swap position	-	132,000	132,000

Net monetary position	(5,107)	8,576	38,496